Amplify Online Retail ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Omnichannel - 10.3%
Apple, Inc.	3,156	$857,990
Best Buy Co., Inc.	10,543	705,643
CarMax, Inc. (a)	20,897	807,460
Dick's Sporting Goods, Inc.	3,893	770,697
Gap, Inc.	36,401	931,866
H & M Hennes & Mauritz AB - Class B	8,688	175,196
Home Depot, Inc.	2,281	784,892
Industria de Diseno Textil SA	2,839	187,853
Kohl's Corp.	48,623	992,396
Lululemon Athletica, Inc. (a)	5,087	1,057,130
Macy's, Inc.	41,101	906,277
Next PLC	832	153,090
NIKE, Inc. - Class B	13,729	874,675
Tapestry, Inc.	7,800	996,606
Target Corp.	9,275	906,631
Ulta Beauty, Inc. (a)	1,633	987,981
Victoria's Secret & Co. (a)	22,784	1,234,209
Walmart, Inc.	8,403	936,178
Williams-Sonoma, Inc.	4,285	765,258
		15,032,028

Online Marketplace - 35.8% (b)
Affirm Holdings, Inc. (a)	47,753	3,554,256
Alibaba Group Holding Ltd.	50,300	922,829
Allegro.eu SA (a)(c)(d)	110,816	956,139
Copart, Inc. (a)	81,454	3,188,924
Coupang, Inc. (a)	33,886	799,371
Delivery Hero SE (a)(c)(d)	43,817	1,169,194
DoorDash, Inc. - Class A (a)	14,350	3,249,988
Etsy, Inc. (a)	56,658	3,141,120
Fiverr International Ltd. (a)	49,807	984,186
Global-e Online Ltd. (a)	28,155	1,106,773
JD.com, Inc. - Class A	64,800	929,104
KE Holdings, Inc. - ADR	64,569	1,017,607
Liquidity Services, Inc. (a)	145,522	4,410,772
Lyft, Inc. - Class A (a)	170,090	3,294,643
Maplebear, Inc. (a)	93,855	4,221,598
Meituan - Class B (a)(c)(d)	78,700	1,044,480
MercadoLibre, Inc. (a)	445	896,346
Mercari, Inc. (a)	69,900	1,413,653
Ozon Holdings PLC - ADR (a)(e)(f)	106,678	0
PayPal Holdings, Inc.	50,181	2,929,567
PDD Holdings, Inc. - ADR (a)	7,509	851,445
Prosus NV	14,921	926,144
Rakuten Group, Inc. (a)	157,800	1,010,758
Sea Ltd. - ADR (a)	6,489	827,802
Shopify, Inc. - Class A (a)	6,284	1,011,535
Silicon2 Co. Ltd. (a)	34,869	935,536
Uber Technologies, Inc. (a)	36,822	3,008,726
Upwork, Inc. (a)	208,511	4,132,688
		51,935,184

Online Retail - 41.9% (b)
Amazon.com, Inc. (a)	13,649	3,150,462
Apotea AB (a)	120,336	1,203,778
ASKUL Corp.	113,200	1,011,069
Auto1 Group SE (a)	31,837	1,020,776
Bed Bath & Beyond, Inc. (a)	462,171	2,523,454
BuySell Technologies Co. Ltd.	48,200	1,491,403
Carvana Co. (a)	11,027	4,653,614
Chewy, Inc. - Class A (a)	103,277	3,413,305
DocMorris AG (a)(f)	165,000	1,239,192
eBay, Inc.	42,159	3,672,049
Figs, Inc. - Class A (a)	450,585	5,118,646
HelloFresh SE (a)	141,653	1,024,475
Hims & Hers Health, Inc. (a)	78,100	2,535,907
JD Health International, Inc. (a)(c)	132,650	945,857
MSC Industrial Direct Co., Inc. - Class A	39,401	3,313,624
Newegg Commerce, Inc. (a)(f)	11,752	596,531
Oisix ra daichi, Inc.	92,900	884,875
Peloton Interactive, Inc. - Class A (a)	479,024	2,950,788
Redcare Pharmacy NV (a)(c)(d)(f)	14,003	1,070,626
Revolve Group, Inc. (a)	153,986	4,648,837
Rvrc Holding AB	155,530	1,126,137
Shutterstock, Inc.	149,144	2,848,650
Spotify Technology SA (a)	5,508	3,198,551
Temple & Webster Group Ltd. (a)	67,709	617,675
Vipshop Holdings Ltd. - ADR	55,503	981,848
Wayfair, Inc. - Class A (a)	33,862	3,400,083
Zalando SE (a)(c)(d)	39,386	1,172,153
ZOZO, Inc.	123,000	1,013,066
		60,827,431

Online Travel - 12.0%
Airbnb, Inc. - Class A (a)	27,879	3,783,738
Booking Holdings, Inc.	696	3,727,310
Expedia Group, Inc.	15,973	4,525,310
MakeMyTrip Ltd. (a)	12,806	1,051,629
Trip.com Group Ltd.	14,750	1,049,849
TripAdvisor, Inc. (a)	221,349	3,222,841
		17,360,677
TOTAL COMMON STOCKS (Cost $138,469,603)		145,155,320

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (g)	2,390,564	2,390,564
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,390,564)		2,390,564

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (g)	247,420	247,420
TOTAL MONEY MARKET FUNDS (Cost $247,420)		247,420

TOTAL INVESTMENTS - 101.8% (Cost $141,107,587)		147,793,304
Liabilities in Excess of Other Assets - (1.8)%		(2,557,333)
TOTAL NET ASSETS - 100.0%		$145,235,971

Percentages are stated as a percent of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $6,358,449 or 4.4% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of December 31, 2025, the value of these securities total $5,412,592 or 3.7% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $984,778.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Online Retail ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$145,155,320	$–	$0	$145,155,320
Investments Purchased with Proceeds from Securities Lending	2,390,564	–	–	2,390,564
Money Market Funds	247,420	–	–	247,420
Total Investments	$147,793,304	$–	$0	$147,793,304

Refer to the Schedule of Investments for further disaggregation of investment categories.